CRUDE OIL AND NATURAL GAS PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
CRUDE OIL AND NATURAL GAS PROPERTIES
CRUDE OIL AND NATURAL GAS PROPERTIES

NOTE 4 — CRUDE OIL AND NATURAL GAS PROPERTIES

Aggregate Capitalized Costs. The Company has recorded aggregate capitalized costs relating to its crude oil and natural gas activities as shown below:

	June 30, 2016	December 31, 2015
Proved	$5,039,034	$724,058
Wells in progress	608,650	40,505
Unproved	428,220	715,594
Less: Accumulated depletion and depreciation	(724,058)	(724,058)

Total	$5,351,846	$756,099

Costs Incurred in Crude Oil and Natural Gas Activities.  Costs incurred in connection with PetroShare’s crude oil and natural gas acquisition, exploration and development activities for each of the periods are shown below:

	Six months ended June 30,
	2016	2015
Exploration costs	$2,700	$—
Development costs	585,184	14,993
Acquisition of properties:
Proved	3,137,510	—
Unproved	342,313	785,630

Total	$4,067,707	$800,623

During both the three and six months ended June 30, 2016, the Company recorded depletion expense of $nil. The Company recorded depletion expense of $396 and $9,898 during the corresponding prior periods.

NOTE 4—CRUDE OIL AND NATURAL GAS PROPERTIES

        Aggregate Capitalized Costs.    The Company has recorded aggregate capitalized costs relating to its crude oil and natural gas activities as shown below:

	December 31, 2015	December 31, 2014
Proved	$724,058	$718,861
Wells in progress	40,505	23,352
Unproved	715,594	—
Less: Accumulated depletion, depreciation and impairment	(724,058)	(714,160)

Total	$756,099	$28,053

        Costs Incurred in Crude Oil and Natural Gas Activities.    Costs incurred in connection with PetroShare's crude oil and natural gas acquisition, exploration and development activities for each of the periods are shown below:

	December 31, 2015	December 31, 2014
Exploration costs	$10,407	$—
Development costs	177,126	532,279
Acquisition of properties
Proved	—	202,306
Unproved	715,595	—

Total	$903,128	$734,585

        During the year ended December 31, 2015, depletion expense was $9,898 and depletion expense was $714,160 for the year ended December 31, 2014.

        The Company collected drilling advances from its working interest partners of $nil during year ended December 31, 2015. As of years ended December 31, 2015 and December 31, 2014, the Company had unused portions of these advances totaling $nil and $221,834, respectively.

        On May 15, 2015, the Company completed the acquisition of the Kingdom Lease, totaling approximately 1,280 gross acres (333 net acres) located in Adams County, Colorado. The Company's interest was reduced to approximately 171 net acres by virtue of a participation agreement ("Participation Agreement") that the Company executed with its lender, Providence Energy Operators, LLC ("Providence"). PetroShare intends to develop the Kingdom Lease area as part of its Todd Creek Farms prospect.

        PetroShare paid $785,630 and Kingdom conveyed to the Company an 80% net revenue interest in the acreage after accounting for landowner and other royalties. Pursuant to the provisions of the Participation Agreement, executed in connection with the Company's line of credit (See Note 5), PetroShare assigned the right to acquire up to 50% of its interest in the Todd Creek Farms prospect to Providence in part consideration for extending the Company the line of credit, which Providence exercised with an effective date of June 1, 2015. The Company recorded the exercise of the option by reducing its acquisition costs in the Kingdom Lease by 50%. A reduction of acquisition costs in the amount of $287,815 was recorded, comprised of $392,815 net of $105,000 related to a one-time credit issued to the lender pursuant to the provisions of the Participation Agreement. The Company has recorded the net assignment of interest to Providence as a $287,815 non-cash payment against the outstanding line of credit.

        Between May 15, 2015 and December 31, 2015, the Company acquired approximately 77 additional net acres in the Todd Creek Prospect area and, as of December 31, 2015, the Todd Creek Farms prospect area covers approximately 1,460 gross and 244 net acres.

        Subsequent to December 31, 2015, the Company continued negotiation with an independent third party pursuant to a non-binding letter of intent executed on January 16, 2016 to acquire approximately 300 net acres and one producing well within its Todd Creek Farms prospect area. (See Note 12)